Securities - Summary of Allowance for Credit Losses - Securities at Amortized Cost (Detail) - Debt securities at amortized cost [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 22	$ 36	$ 24	$ 38
Provision for credit losses
Purchases	3	3	5	4
Sales and maturities	(1)		(1)
Changes in risk, parameters and exposures	4	(10)	1	(13)
Exchange rate and other	1	1		1
Balance at end of period	29	30	29	30
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	5	6	5	6
Provision for credit losses
Purchases	3	3	5	4
Sales and maturities	(1)		(1)
Changes in risk, parameters and exposures	2	(2)		(3)
Balance at end of period	9	7	9	7
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	17	30	19	32
Provision for credit losses
Changes in risk, parameters and exposures	2	(8)	1	(10)
Exchange rate and other	1	1		1
Balance at end of period	$ 20	$ 23	$ 20	$ 23